1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Policies)	1 Months Ended
Aug. 15, 2014
Accounting Policies [Abstract]
(A) Organization

(A) Organization

Integrated Timeshare Solutions, Inc. (the "Company") was incorporated under the laws of the State of Nevada on July 2, 2014 as a real estate consulting firm specializing in timeshare liquidation and mortgage relief.

(B) Use of Estimates

(B) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include the valuation of deferred taxes.

(C) Cash and Cash Equivalents

(C) Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At August 15, 2014, the Company had no cash equivalents.

(D) Loss Per Share

(D) Loss Per Share

In accordance with the accounting guidance now codified as FASB ASC Topic 260, “Earnings per Share” basic earnings (loss) per share is computed by dividing net income (loss) by weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. The Company has no potentially diluted securities outstanding as of August 15, 2014.

(E) Income Taxes

(E) Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The net deferred taxes in the accompanying balance sheet includes the following amounts of deferred tax assets and liabilities:

August 15, 2014

Deferred tax liability	$—
Deferred tax asset
Net Operating Loss Carryforward	31,438
Valuation Allowance	(31,438)
Net deferred tax asset	—
Net deferred tax liability	—
$—

As of August 15, 2014, the Company has a net operating loss carryforward of approximately $31,438 available to offset future taxable income through August 15, 2034. The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company’s continued operating losses and the uncertainty of the Company’s ability to utilize all of the net operating loss carryforwards before they will expire through the year 2034. The Company’s federal income tax returns for the period ended August 15, 2014 remain subject to examination by the Internal Revenue Service and State Taxing Authorities as of August 15, 2014.

The net change in the valuation allowance for the year ended August 15, 2014 was an increase of $31,438.

The components of income tax expense related to continuing operations are as follows:

2014
Federal
Current	$—
Deferred	—
$—
State and Local
Current	$—
Deferred	—
$—

The Company's income tax expense differed from the statutory rates (federal 34% and state 4.55%) as follows:

August 15, 2014

Statutory rate applied to earnings before income taxes:	$(28,405)
Increase (decrease) in income taxes resulting from:
State income taxes	(3,033)
Change in deferred tax asset valuation allowance	31,438
Income Tax Expense	$—

(F) Business Segments	(F) Business Segments The Company operates in one segment and therefore segment information is not presented.
(G) Revenue Recognition

(G) Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC No. 605, “Revenue Recognition”. In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the resulting receivable is reasonably assured.

(H) Recent Accounting Pronouncements

(H) Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA and the SEC did not, or are not, believed by management to have a material impact on the Company’s present or future financial statements.

(I) Website Development Costs

(I) Website Development Costs

The Company accounts for website development costs in accordance with Accounting Standards Codification 350-50 “Website Development Costs”. Accordingly, all costs incurred in the planning stage are expensed as incurred, costs incurred in the website application and infrastructure development stage that meet specific criteria are capitalized and costs incurred in the day to day operation of the website are expensed as incurred. The website development costs will be amortized over 3 years. As of August 15, 2014 the Company recorded $0 in amortization expense.